Income Tax - Reconciliations of Tax Charge (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Net income before income tax expense	$ 220,232	$ 226,494	$ 218,471
Net income not subject to taxes	(173,298)	(81,604)	(131,529)
Net income subject to taxes	46,934	144,890	86,942
Amount computed using the standard rate of corporate tax	(12,007)	(33,083)	(16,476)
Adjustments to valuation allowance and uncertain tax position	5,362	14,851	12,830
Permanent and currency differences	4,204	11,507	1,576
Change in tax rate	(281)	(842)	(3,086)
Income tax expense	$ (2,722)	$ (7,567)	$ (5,156)